Share Capital	12 Months Ended
Dec. 31, 2018
Disclosure of share capital, reserves and other equity interest [Abstract]
Share Capital
Share Capital
The movements in the Company's share capital are summarized below:

Date	Description	Number of shares	Share Capital amounts in £'000s

January 1, 2017		51,361,063	2,568
May 2, 2017	Issuance of shares	47,653,100	2,383
May 18, 2017	Issuance of shares	5,539,080	277
May 26, 2017	Issuance of shares	330,824	17
September 13, 2017	Exercise of options	133,333	6
As at December 31, 2017		105,017,400	5,251
August 9, 2018	Vesting of RSUs	58,112	3
September 20, 2018	Vesting of RSUs	251,125	12
As at December 31, 2018		105,326,637	5,266

The total number of authorized ordinary shares, with a nominal value of £0.05 each, is 200,000,000 (share capital of £10,000,000). All 105,326,637 ordinary shares at December 31, 2018 are allotted, unrestricted, called up and fully paid.
As at December 31, 2018, the number of ordinary shares in issue was 105,326,637. All new ordinary shares rank pari passu with existing ordinary shares.
During 2018, the Company issued 309,237 ordinary shares upon vesting of employee restricted share units.
On April 26, 2017, the Company announced the closing of the Global Offering of an aggregate of 47,399,001 new ordinary shares, comprising 5,768,000 ADSs at a price of $13.50 per ADS and 1,255,001 ordinary shares at a price of £1.32 per ordinary share. During May 2017, the underwriters purchased an additional 733,738 ADSs, representing 5,869,904 ordinary shares, at a price of $13.50 per ADS. The total gross proceeds in the Global Offering amounted to $89.9 million (£70.0 million).
In addition, the Chairman of Verona Pharma’s board of directors, Dr. David Ebsworth, and an existing shareholder agreed to subscribe for 254,099 new ordinary shares at a price of £1.32 per ordinary share in the Shareholder Private Placement, contingent on and concurrent with the Global Offering and generating gross proceeds of £0.3 million.
Where there is a time and foreign exchange difference between proceeds from a share issue becoming due and being received, the movement is taken to Finance income or Finance expense as appropriate. In respect of the Global Offering and Shareholder Private Placement, the Company recorded a finance expense of £439 thousand arising from movements in exchange rates on funds receivable, offset by a saving on commission payable of £31 thousand, for a net finance expense of £408 thousand.
On September 13, 2017, the company issued 133,333 new shares upon exercise of share options at 110p per share, resulting in proceeds of £147 thousand to the Company.
On February 8, 2017, the board of directors of the Company approved a share consolidation where every 50 existing ordinary shares of £0.001 were consolidated into one ordinary share of £0.05.